Trade receivables - Summary of Detailed Information About Trade Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade receivables
Trade receivables	¥ 243,123	$ 35,250	¥ 282,113
Gross carrying amount
Trade receivables
Trade receivables	346,683		336,136
Loss allowance
Trade receivables
Trade receivables	¥ (103,560)		¥ (54,023)